Leases (Details) - Schedule of supplemental cash flow information related to leases - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of supplemental cash flow information related to leases [Abstract]
Operating cash flows for operating leases	¥ 92,348	¥ 74,265
Right-of-use assets obtained in exchange for lease obligations net of decrease in right-of-use assets for early determinations	¥ 108,178	¥ 78,344